As filed with the U.S. Securities and Exchange Commission

on March 15, 2012

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 42	☒

(Check appropriate box or boxes)

Credit Suisse Opportunity Funds

(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☒                    Immediately upon filing pursuant to paragraph (b)

☐      on (date) pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a) (1)

☐      on (date) pursuant to paragraph (a) (1)

☐      75 days after filing pursuant to paragraph (a) (2), or

☐      on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 15th day of March 2012.

CREDIT SUISSE OPPORTUNITY FUNDS

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Chief Executive Officer	March 15, 2012
John G. Popp

/s/ Michael A. Pignataro	Chief Financial Officer	March 15, 2012
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	March 15, 2012
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	March 15, 2012
Jeffrey E. Garten

/s/ Peter F. Krogh*	Trustee	March 15, 2012
Peter F. Krogh

/s/ Enrique R. Arzac*	Trustee	March 15, 2012
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase